RISKS AND UNCERTAINTIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION RISKS

The followings are the percentages of accounts receivable balance of the top customers over accounts receivable for each segment as of December 31, 2021 and March 31, 2021.

Garment manufacturing segment

	December 31, 2021	March 31, 2021
Customer A	87.0%	98.4%
Customer B	13.0%	1.6%

The high concentration as of December 31, 2021 was mainly due to business development of a large distributor of garments.

Logistics services segment

	December 31, 2021	March 31, 2021
Customer A	12.2%	16.6%
Customer B	11.0%	Nil %
Customer C	10.0%	30.2%
Customer D	7.3%	Nil %
Customer E	6.5%	12.7%

Garment manufacturing segment

	March 31, 2021	March 31, 2020
Customer A	98.4%	85.5%
Customer B	1.6%	Nil	%

The high concentration as at March 31, 2021 was mainly due to business development of a large distributor of garments. Management believes that should the Company lose any one of its major customers, it was able to sell similar products to other customers.

Logistics services segment

	March 31, 2021	March 31, 2020
Customer A	30.2%	22.4%
Customer B	16.6%	18.3%
Customer C	12.7%	3.8%
Customer D	5.5%	2.7%
Customer E	5.5%	Nil %

SCHEDULE OF PURCHASES FROM SUPPLIERS

The following tables summarized the purchases from five largest suppliers of each of the reportable segment for the three and nine months ended December 31, 2021 and 2020.

	Three months ended		Nine months ended
	December 31,		December 31,
	2021	2020	2021	2020
Garment manufacturing segment	100.0%	100.0%	99.8%	97.7%
Logistics services segment	100.0%	79.1%	92.2%	99.7%
Property management and subleasing	100.0%	100.0%	100.0%	100.0%
Epidemic prevention supplies	Nil %	100.0%	Nil %	100%

The following tables summarized the percentage of purchases from five largest suppliers of each of the reportable segment purchase for the years ended March 31, 2021 and 2020.

	Year ended
	March 31,
	2021	2020
Garment manufacturing segment	98.7%	92.7%
Logistics services segment	49.9%	25.6%
Property management and subleasing	100.0%	Nil	%
Epidemic prevention supplies	90.8%	Nil	%

SCHEDULE OF PLANT AND EQUIPMENT USEFUL LIVES

Plant and equipment are carried at cost less accumulated depreciation. Depreciation is provided over the assets’ estimated useful lives, using the straight-line method. Estimated useful lives of the plant and equipment are as follows:

Production plant	5-10 years
Motor vehicles	10-15 years
Office equipment	5-10 years